Filed pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated July 20, 2010

to

Prospectus dated May 17, 2010

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation (“FSIC”) dated May 17, 2010.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

Status of Our Initial Public Offering

In our semi-monthly closing on June 1, 2010, we accepted subscriptions for 975,334 shares of our common stock at an average price per share of $10.39 for corresponding gross proceeds of $10,130,542. In our semi-monthly closing on June 15, 2010, we accepted subscriptions for 1,016,765 shares of our common stock at an average price per share of $10.37 for corresponding gross proceeds of $10,538,966. In our semi-monthly closing on July 1, 2010, we accepted subscriptions for 1,037,445 shares of our common stock at an average price per share of $10.37 for corresponding gross proceeds of $10,761,444. We also issued 145,693 shares of our common stock through our distribution reinvestment plan at a price per share of $9.88 for corresponding gross proceeds of $1,439,451. Additionally, pursuant to our share repurchase program, we purchased a total of 108,904 shares of our common stock on July 1, 2010 at a price of $9.36 per share for corresponding repurchase proceeds of $1,019,341.

Since commencing our public offering on December 15, 2008, we have received and accepted subscriptions totaling $224,771,672. Including $1,000,008 contributed by principals of our investment adviser in February 2008, we have accepted subscriptions for aggregate consideration of $225,771,680 to date.

Portfolio Update

As of June 30, 2010, our investment portfolio consists of interests in 84 portfolio companies with an average annual EBITDA of approximately $285.2 million. As of June 30, 2010, the investments in our portfolio were purchased at an average price of 92.5% of par value. The weighted average credit rating of our portfolio is B3 based upon the Moody’s scale and our estimated gross annual portfolio yield is 9.2%(1). We intend to continue to add securities to our portfolio as our offering progresses. The following is our investment portfolio as of June 30, 2010.

(1)	Based upon the purchase price of our investments.

Portfolio Company	Industry	Date of Most Recent Purchase	Principal(a) Amount (in thousands)	Amortized Cost (in thousands)
Senior Secured Loans—First Lien—64.0%
1-800 Contacts, Inc., L+395, 3/4/15	Healthcare	May-10	$6,056	$5,721
Affinion Group Inc., L+350, 4/8/16(b)	Industrials	Apr-10	4,988	4,939
American General Finance Corp., L+550, 4/16/15(b)	Financials	Apr-10	5,000	4,928
AmWINS Group, Inc., L+250, 6/8/13(b)	Financials	Oct-09	949	769
Anchor Glass Container Corp., L+400, 3/1/16(b)	Industrials	Feb-10	3,416	3,383
Ardent Health Services, LLC, L+500, 9/15/15(b)	Healthcare	May-10	5,337	5,284
Aspect Software, Inc., L+450, 5/7/16(b)	Information Technology	May-10	1,995	1,975
Avaya, Inc., L+275, 10/24/14(b)	Information Technology	May-10	6,969	6,154
Canwest Mediaworks, L+700, 7/23/16(b)	Consumer Discretionary	Jun-10	4,318	4,189
Caritor, Inc. (Keane Inc.), L+225, 6/4/13(b)	Information Technology	Jul-09	1,962	1,605
CDW Corporation, L+400, 10/10/14(b)	Information Technology	Jun-10	4,987	4,348
Ceridian Corp., L+300, 11/9/14(b)	Industrials	Mar-10	4,956	4,456
Cincinnati Bell, L+500, 6/10/17(b)	Telecommunication Services	Jun-10	4,988	4,839
Citgo Petroleum Corporation, L+700, 6/30/17(b)	Energy	Jun-10	5,000	4,900
Columbian Chemicals, L+600, 3/16/13	Materials	Apr-09	1,201	859
Contec LLC, L+475, 7/28/14(b)	Telecommunication Services	May-09	1,952	1,628
Corel Corp., L+400, 5/2/12	Information Technology	Aug-09	1,434	1,271
Cumulus Media Inc., L+400, 6/11/14(b)	Telecommunication Services	Apr-10	1,672	1,540
Custom Building Products, L+400, 3/17/15(b)	Materials	Mar-10	6,109	6,052
Edwards Limited, L+200, 5/31/14(b)	Industrials	Oct-09	1,940	1,329
First Data Corp., L+275, 9/24/14(b)	Information Technology	May-10	7,954	6,784
Freescale Semiconductor, L+425, 12/1/16(b)	Industrials	May-10	5,981	5,709
Green Tree Financial, L+575, 12/15/15(b)	Financials	Dec-09	2,880	2,748
Harland Clarke Holdings Corp., L+250, 6/30/14(b)	Industrials	Dec-09	2,471	1,872
Info Group Inc., L+450, 5/15/16(b)	Consumer Discretionary	May-10	4,670	4,578
InfrastruX Group, Inc., L+500, 0.5% PIK, 11/3/12(b)	Industrials	Oct-09	723	677
Intergraph, L+400, 5/29/14(b)	Information Technology	Mar-10	4,667	4,623
Intralinks, Inc., L+275, 6/15/14	Information Technology	May-09	1,459	1,139
KIK Custom Products, L+225, 6/2/14(b)	Consumer Staples	Mar-10	4,974	4,339
LyondellBasell Industries, L+400, 4/30/16(b)	Materials	Mar-10	1,360	1,347
Michael Foods, L+450, 5/1/14(b)	Consumer Staples	Jun-10	2,569	2,517
Mosaic Sales Solutions, L+275, 4/3/13	Consumer Discretionary	Oct-09	885	627
MultiPlan, Inc., L+425, 4/12/13(b)	Healthcare	Mar-10	2,103	2,084
National Processing Co., L+500, 9/29/13(b)	Information Technology	Dec-09	1,177	1,126
NCO Group, L+500, 5/15/13(b)	Information Technology	Apr-10	6,394	6,090
New Development Holding, LLC (Calpine), L+550, 6/10/17(b)	Utilities	Jun-10	4,630	4,538
OSI Restaurant Partners, L+225, 6/14/14(b)	Consumer Discretionary	May-10	2,992	2,615
Ozburn Hessey, L+550, 7/15/14(b)	Industrials	Apr-10	5,262	5,220
Pierre Foods, Inc., L+500, 3/1/16(b)	Consumer Staples	Mar-10	4,938	4,914
Protection One Alarm Monitoring, Inc., L+425, 6/4/16(b)	Consumer Discretionary	Jun-10	2,590	2,551
Quantum Corp., L+350, 7/12/14(b)	Information Technology	Apr-09	892	772
Repcon Strickland, L+475, 4/1/13	Energy	Apr-10	4,843	4,345
Revlon Consumer Products Corp., L+400, 3/11/15(b)	Consumer Discretionary	Mar-10	4,389	4,316
Reynolds & Reynolds, L+350, 5/15/17(b)	Information Technology	May-10	5,338	5,299
Reynolds Group Ltd., L+425, 5/5/16(b)	Industrials	May-10	4,710	4,702
SemGroup, L+700, 11/30/12(b)	Energy	May-10	6,752	6,671
Sheridan Group Inc., L+550, 4/16/17(b)	Energy	Apr-10	6,948	6,846
Sitel a.k.a. Clientlogic Corp., L+550, 1/30/14(b)	Telecommunication Services	May-10	3,966	3,665
Smurfit-Stone Container Enterprises, Inc., L+475, 2/10/16	Industrials	Feb-10	7,000	6,934
Spansion, Inc., L+550, 2/9/15(b)	Information Technology	Mar-10	5,985	5,993
Styron, L+575, 6/14/16(b)	Materials	Jun-10	6,087	5,966
Texas Competitive Electric Holdings Co. LLC, L+350, 10/10/14(b)	Utilities	May-10	9,433	7,582
Telcordia Technologies Inc., L+500, 4/30/16(b)	Telecommunication Services	May-10	6,037	6,044
Trident Exploration Corp., L+950, 6/10/15	Energy	Jun-10	7,000	6,791
Vertafore, Inc., L+400, 7/31/14(b)	Information Technology	Apr-10	5,110	5,013
WCP Exposition Services Operating Co., L+600, 8/29/11	Consumer Discretionary	Jun-09	544	262
West Corp., L+500, 10/24/13	Telecommunication Services	Mar-09	490	444
Yell Group Plc, L+300, 7/31/14	Consumer Discretionary	Oct-09	845	686

Total Senior Secured Loans—First Lien				218,596

Portfolio Company	Industry	Date of Most Recent Purchase	Principal(a) Amount (in thousands)	Amortized Cost (in thousands)
Senior Secured Loans—Second Lien—23.0%
Advantage Sales & Marketing, Inc., L+700, 4/29/17(b)	Industrials	Apr-10	$5,000	$4,951
Allen Systems Group, L+800, 2.0% PIK, 10/13/16(b)	Information Technology	Oct-09	4,056	3,866
AmWINS Group, Inc., L+550, 6/8/14	Financials	May-10	1,992	1,630
Asurion Corp., L+650, 7/3/15(b)	Financials	May-10	5,000	4,601
Attachmate Corp., L+675, 10/13/13(b)	Information Technology	Jan-10	5,000	4,252
Awesome Acquisition Co., L+500, 6/4/14	Consumer Discretionary	Oct-09	2,940	2,268
Central Parking, L+450, 11/22/14	Industrials	May-10	250	194
Datatel, Inc., L+825, 12/10/16	Information Technology	Dec-09	5,000	4,908
Dresser, Inc., L+575, 5/4/15(b)	Energy	Apr-10	7,405	6,462
Edwards Limited, L+575, 11/30/14(b)	Industrials	May-10	2,305	2,032
FR Brand Acquisition Corp., L+640, 2/7/16(b)	Industrials	May-10	5,000	5,929
Harrington Holdings, L+600, 7/11/14	Healthcare	Apr-09	1,000	710
ILC Holdings, Inc., 11.5%, 6/30/14	Industrials	Dec-09	4,000	4,000
Intergraph, L+825, 11/28/14(b)	Information Technology	Apr-09	3,000	2,887
Lincoln Industrial Corp, L+575, 1/9/15(b)	Industrials	Apr-10	2,000	1,828
McKechnie Aerospace, L+500, 5/11/15(b)	Industrials	Jun-10	3,499	3,232
National Processing Co., L+875, 9/29/14	Information Technology	May-10	5,000	4,594
Roundy’s Inc., L+800, 4/19/16(b)	Consumer Staples	Apr-10	6,500	6,541
Sirius Computer, L+600, 5/30/13	Information Technology	Aug-09	3,000	2,256
TPF a.k.a. Tenaska Power Fund, L+425, 12/15/14(b)	Energy	Mar-10	6,170	5,489
Wm. Bolthouse Farms, Inc., L+750, 8/11/16(b)	Consumer Staples	Mar-10	7,000	6,978

Total Senior Secured Loans—Second Lien				79,608

Senior Secured Bonds—8.0%
Aspect Software, Inc., 10.6%, 5/15/17(b)	Information Technology	Apr-10	4,000	4,000
ATP Oil & Gas Corporation, 11.9%, 5/1/15(b)	Energy	Apr-10	4,000	3,982
Michael Foods, 9.8%, 7/15/18(b)	Consumer Staples	Jun-10	1,100	1,100
Nexstar Broadcasting, 9.5%, 4/15/17(b)	Telecommunication Services	Apr-10	5,000	4,969
Paetec Communications, 8.9%, 6/30/17(b)	Telecommunication Services	Apr-10	6,680	6,841
Reader’s Digest Association, Inc., L+650, 2/15/17(b)	Consumer Discretionary	Feb-10	6,000	5,830

Total Senior Secured Bonds				26,722

Mezzanine Debt/Other—5.0%
Apidos CDO IV Class E, L+360, 10/27/18	Financials	May-10	2,000	1,018
ATI Enterprises Inc., L+1100, 12/30/16	Consumer Discretionary	Jan-10	8,000	7,900
Base CLO I Class E, EURIBOR+500, 10/17/18	Financials	Mar-10	€1,500	929
Blue Mountain CLO III Class E, L+355, 3/17/21	Financials	May-10	$2,000	844
N.E.W. Customer Service Cos., Inc., L+750, 3/22/17(b)	Industrials	Mar-10	7,000	6,862

Total Mezzanine Debt/Other				17,554

TOTAL INVESTMENTS—100.0%				$342,480

(a)	Denominated in U.S. Dollars unless otherwise noted.

(b)	Security is held within Broad Street Funding LLC and is pledged as collateral supporting the amounts outstanding under the revolving credit facility with Deutsche Bank.

The tables below show portfolio investments that were sold or experienced a repayment in excess of 1% of a position’s value between May 15, 2010 and June 30, 2010.

Security	Original Cost	Disposition Price	Transaction Type
Bass Pro Group, L+350, 4/12/15	$3,762,000	$3,790,500	Sale
Global Tel Link Corp., L+400, 3/2/16	$2,475,000	$2,506,250	Sale
ATP Oil & Gas Corporation, 11.9%, 5/1/15	$2,985,930	$2,147,500	Sale

Security	Weighted Average Purchase Price(1)	Weighted Average Disposition Price(1)	Paydown Amount	Transaction Type
Anchor Glass Container Corp., L+400, 3/1/16	99.00	100.0	$360,333	Paydown
CamelBak Products, Prime+475, 8/4/11	91.50	100.0	$1,817,278	Paydown
Cumulus Media Inc., L+400, 6/11/14	91.75	100.0	$22,773	Paydown
Custom Building Products, L+400, 3/17/15	99.00	100.0	$363,390	Paydown
Green Tree Financial, L+575, 12/15/15	95.00	100.0	$60,000	Paydown
Intergraph, L+400, 5/29/14	99.00	100.0	$333,333	Paydown
Kenan Advantage Group, Inc., L+275, 12/16/11	75.00	100.0	$975,287	Paydown
MultiPlan, Inc., L+425, 4/12/13	99.00	100.0	$396,825	Paydown
National Processing Co., L+500, 9/29/13	94.75	100.0	$15,335	Paydown
NCO Group, L+500, 5/15/13	93.82	100.0	$93,242	Paydown
Pierre Foods, Inc., L+500, 3/1/16	99.50	100.0	$62,500	Paydown
Repcon Strickland, L+475, 4/1/13	89.00	100.0	$156,914	Paydown
Reynolds & Reynolds, L+350, 5/15/17	99.25	100.0	$261,538	Paydown

(1)	As a percentage of par value.

Prospectus Summary and

Management’s Discussion and Analysis of Financial Condition and Results of Operations

This supplement revises the sections entitled, “Prospectus Summary—FS Investment Corporation,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Credit Facility,” “—Financial Condition, Liquidity and Capital Resources—Credit Facility” and “—Quantitative and Qualitative Disclosures about Market Risk” to include the following:

On July 13, 2010, in exchange for an amendment fee to Deutsche Bank, the maximum borrowing amount available under Broad Street’s existing revolving credit facility was increased from $140 million to $240 million and the overall borrowing costs thereunder were lowered from LIBOR + 250 basis points to LIBOR + 223 basis points per annum. No other material terms of the revolving credit facility changed in connection with the amendment. In addition, in connection with the amendment to the credit facility, we contributed additional loans to Broad Street as collateral under the facility.